Subsequent Events (Details) - Forecast [Member]	May 21, 2024 shares
Subsequent Event [Line Items]
Company ordinary shares	5,852,011
Outstanding shares percentage	91.34%
May 2024 EGM [Member]
Subsequent Event [Line Items]
Aggregate shares	67,883